Other current liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Text block1 [abstract]
Summary of Other Current Liabilities

	As of December 31, 2024	As of June 30, 2025

	$ in thousands
VAT Payables	16	43
Accruals for personnel related expenses	8,830	7,374
Other	1,251	2,532
Total other current liabilities	10,097	9,949